Earnings Per Ordinary Share (Computations Of Basic And Diluted Earnings Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Ordinary Share [Abstract]
Number of shares excluded from diluted shares outstanding	1,300,000	1,500,000	1,600,000
Net income for the computation of basic and diluted earnings per share	$ 292,410	$ 163,655	$ 172,224	$ 208,000
Weighted average ordinary shares outstanding - basic	113,463,813	131,492,057	146,587,752
Basic earnings per ordinary share	$ 2.58	$ 1.24	$ 1.17
Weighted average ordinary shares outstanding - diluted	115,002,458	132,497,913	146,587,752
Diluted earnings per ordinary share	$ 2.54	$ 1.24	$ 1.17